DEFERRED GRANT (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Deferred Grant
SCHEDULE OF DEFERRED GRANT

	December 31, 2025	March 31, 2025
Balance, beginning of the year	$67,732	$-
Grant received	169,000	226,877
Expenses on the project	(199,959)	(156,885)
Exchange difference	4,966	(2,260)
Balance, end of the period	$41,739	$67,732

	March 31, 2025	March 31, 2024
Balance, beginning of the year	$-	$-
Grant received	226,877	154,709
Expenses on the project	(156,885)	(154,709)
Exchange difference	(2,260)	-
Balance, end of the year	$67,732	$-